Related Party Transactions (Details) (USD $)	12 Months Ended						1 Months Ended	12 Months Ended					8 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 COHT	Dec. 31, 2012 COHT	Dec. 31, 2011 COHT	Sep. 30, 2009 CRIC	Dec. 31, 2013 Related parties other than CRIC and Alibaba	Dec. 31, 2012 Related parties other than CRIC and Alibaba	Dec. 31, 2013 Broadvision entity	Dec. 31, 2012 Broadvision	Dec. 31, 2011 Broadvision	Dec. 31, 2013 Alibaba
Related Party Transactions
Agency fee, rate on related third party revenue (as a percent)				15.00%	15.00%	15.00%
Revenue derived from related parties	$ 86,583,000	$ 13,921,000	$ 6,939,000	$ 6,000,000	$ 5,100,000	$ 3,500,000							$ 69,100,000
Receivables due from related party				1,700,000	2,500,000
Amount allocated to fair value of License Agreements							187,400,000
License Agreements, period of amortization of deferred revenues							10 years
Amortized deferred revenues	18,745,000	18,745,000	18,745,000	18,700,000	18,700,000	18,700,000
Percentage of total revenue that are from related parties								1.70%	1.70%
Percentage of cost and operating expenses that are with related parties	0.80%	2.00%
Number of subsidiaries entering into transaction with related party (in entities)										1
Service fees to related party										169,000	146,000	126,000
Payable outstanding										$ 0	$ 0